Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 132,000
Previously Paid Amount	0.00
Total Fee Amount	18.23
Total Offset Amount	0.00
Net Fee	18.23
Narrative - Max Aggregate Offering Price	$ 132,000
Final Prospectus	true